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May 23, 1997


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549



Re: AUSA Life Insurance Company, Inc. ("AUSA")
    Diversified Investors Strategic Variable Funds
    Post-Effective Amendment No. 1 to Registration
    Statement on Form N-3; Securities Act File No. 33-08543
    and Investment Company Act File No. 811-07717


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Diversified Investors Strategic Variable Funds hereby certifies that:

1. the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 1 to its Registration Statement on Form N-3; and


2. the text of Post-Effective Amendment No. 1 to Registration Statement on Form N-3 was filed electronically with the Securities and Exchange Commission on April 29, 1997.


Very truly yours,



/s/ Catherine A. Mohr
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Catherine A. Mohr
Vice President